Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term employee benefits and costs	$ 9.7	$ 7.3	$ 8.7
Post-employment and other long-term benefits	0.5	0.6	0.2
SBC (including DSUs and RSUs to eligible directors)	25.5	17.3	12.5
Key management personnel compensation	$ 35.7	$ 25.2	$ 21.4